INTANGIBLE ASSETS, NET (Details Narrative) - Timber concession and cutting rights [member]	12 Months Ended
Dec. 31, 2024
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Finite useful lives	23 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Finite useful lives	40 years